Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 276,000,000.00
Previously Paid Amount	37,520.04
Total Fee Amount	38,115.59
Total Offset Amount	0.00
Net Fee	$ 595.55
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A